Investment Strategy	Feb. 28, 2025
Sound Mind Investing Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The SMI Fund seeks to achieve its objective by investing in a diversified portfolio of other investment companies using a “Stock Upgrading” strategy. This strategy is a systematic investment approach that is based on the belief of SMI Advisory Services, LLC (the “Advisor”), the SMI Fund’s adviser, that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into funds deemed by the Advisor to be most attractive at the time of analysis. So long as the other investment companies have a track record of at least 12 months, they may be monitored by the Advisor as a potential investment. This upgrading process strives to keep assets invested in funds that are demonstrating superior current performance (meaning the prior 12 months) relative to their peers as determined by a combination of size and investment style criteria.

The SMI Fund primarily invests in the following types of funds: open-end equity mutual funds, exchange-traded funds (“ETFs”), and publicly traded partnerships (“PTPs”) (collectively, “Underlying Funds”) using its Stock Upgrading strategy. Generally, Underlying Funds with the highest momentum scores are chosen. Underlying Funds that do not have the highest momentum scores may not outperform and could, in fact, lose money. These Underlying Funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying Funds also may invest in other investments, including but not limited to, commodities, fixed income securities of any maturity or credit quality, including high-yield, high-risk debt securities (junk bonds), and they may engage in derivative transactions. The Underlying Funds are typically categorized into the following seven “risk categories”: Large Value, Large Growth, Small Value, Small Growth, International, Commodities, and Non-Diversified (which includes concentrated and other higher-risk funds that are not normally included in the six other risk categories). Target allocations for each of the seven risk categories are monitored continuously and can shift based on relative performance, and holdings for each of the seven risk categories can range from 0% - 66% of the overall Stock Upgrading portfolio. The Stock Upgrading strategy also incorporates defensive protocols and may occasionally shift part or all of the portfolio holdings out of equity funds or commodities and into holdings focused on fixed income and/or cash based on the Advisor’s proprietary indicators. The strategy may result in the Fund investing a significant portion of its assets in one or a few Underlying Funds.

Additionally, the SMI Fund may also invest in one or more ETFs that employ momentum and trend-based investing strategies, including the SMI 3Fourteen Full-Cycle Trend ETF, whose managers are affiliated with the SMI Fund. Such investments will be exempted from the 12 months track record requirement discussed above and will be made in accordance with the Investment Company Act of 1940 (the “1940 Act”).

The SMI Fund indirectly will bear its proportionate share of all management fees and other expenses of the Underlying Funds in which it invests. Therefore, the SMI Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the SMI Fund’s assets among the various Underlying Funds in which it invests.

The Advisor is under common control with the publisher of the Sound Mind Investing Newsletter (the “Newsletter”), a monthly financial publication that recommends a Stock Upgrading strategy similar to the strategy utilized by the SMI Fund. Although Underlying Funds purchased by the SMI Fund generally will be highly ranked in the Newsletter, the SMI Fund may also invest in funds not included in the Newsletter, including Underlying Funds not available to the general public but available only to institutional investors.

It should be noted that, even though the Advisor’s upgrading process ranks Underlying Funds primarily on the basis of performance, past performance is no guarantee of future performance.

SMI Multi-Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

SMI Advisory Services, LLC (the “Advisor”), the Multi-Strategy Fund’s adviser, typically allocates the Multi-Strategy Fund’s assets on a 50/40/10 basis among various investment strategies as follows:

50% - Dynamic Asset Allocation Strategy

40% - Stock Upgrading Strategy

10% - Sector Rotation Strategy

However, the Strategy allocations may be adjusted by adding up to 25% to or by subtracting up to 25% from the target percentage allocations shown above, based on the Advisor’s proprietary indicators. The Multi-Strategy Fund invests in open-end mutual funds, exchange-traded funds (“ETFs”), and publicly traded partnerships (“PTPs”), collectively (“Underlying Funds”). The Underlying Funds include one or more ETFs that employ momentum and trend-based investing strategies, including the SMI 3Fourteen Full-Cycle Trend ETF and the SMI 3Fourteen REAL Asset Allocation ETF, whose managers advise or are affiliated with the Advisor. Such investments will be exempted from the 12 months track record requirement discussed below and will be made in accordance with the Investment Company Act of 1940 (the “1940 Act”). The strategy may result in the Fund investing a significant portion of its assets in one or a few Underlying Funds.

Dynamic Asset Allocation Strategy. This strategy invests in Underlying Funds that invest in securities, including, but not limited to, the following asset classes – U.S. Equities, International Equities, Fixed Income Securities, Commodities, Alternative Investments, and Cash. Markets experience times of inflation, deflation, economic growth and recession. The Advisor believes value can be added by adjusting portfolio exposure between the asset classes as changes in market environments are identified. The factors considered in determining asset class weighting include, but are not limited to, each class’s total returns for the most recent one, three, six, and twelve months, changes in those returns, asset flows, regression analysis and historical volatility. The Advisor periodically rebalances the Multi-Strategy Fund’s asset allocation in response to market conditions as well as to balance the Multi-Strategy Fund’s exposure to the asset classes. The Multi-Strategy Fund’s investment strategy involves active trading, which may result in a high portfolio turnover rate. The Multi-Strategy Fund obtains its exposure to the particular asset classes by investing in the instruments below.

U.S. Equities – The Multi-Strategy Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located in the United States. The Underlying Funds may invest in companies of any market capitalization. The Multi-Strategy Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

International Equities – The Multi-Strategy Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located outside of the United States, including issuers located in emerging market countries. The Underlying Funds may invest in companies of any market capitalization. The Multi-Strategy Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

Fixed Income Securities – The Multi-Strategy Fund may invest in Underlying Funds that invest primarily in fixed income securities of varying maturities and credit qualities including high-risk debt securities (or junk bonds). There are no limits on the level of investment in which the Multi-Strategy Fund may invest with respect to high-risk debt securities and there is no average weighted maturity of the securities in which the Multi-Strategy Fund must invest. The Underlying Funds may invest in fixed income securities denominated in foreign currencies. The Underlying Funds may also invest in derivative instruments, such as options, futures contracts, currency forwards or credit default swap agreements.

Commodities – The Multi-Strategy Fund may invest in Underlying Funds that invest primarily in precious metals, and in energy-related and other commodities, including, but not limited to oil, natural gas and gasoline, and in mining and other commodity/precious metal related companies. The Multi-Strategy Fund may also invest in Publicly Traded Partnerships (PTPs) that invest in commodities. PTPs are traded on stock exchanges or markets such as the New York Stock Exchange and NASDAQ. They are generally treated as “pass-through” entities for tax purposes; they do not ordinarily pay income taxes, but pass their earnings on to unit holders.

Alternative Investments – The Multi-Strategy Fund may invest in Underlying Funds that invest in alternative investments, such as real estate securities or real estate investment trusts (“REITs”), Bitcoin, and other alternative assets and strategies.

The Multi-Strategy Fund may invest in Underlying Funds that use alternative strategies. Alternative strategies may include, but are not limited to, strategies such as: Long/Short, Market Neutral, Global Macro, Trend-Following, Merger Arbitrage, Convertible Arbitrage, and Event Driven. An Underlying Fund may use one of these strategies or a combination of such strategies. A brief description of each strategy follows:

●	Long/Short Strategy is an investment strategy that seeks to take a long position in underpriced stocks while selling short, overpriced shares. A Long/Short strategy seeks to augment traditional long-only investing by taking advantage of profit opportunities from securities identified as both under-valued and over-valued.

●	A Market Neutral Strategy seeks to profit regardless of an upward or downward market environment, typically through the use of paired long and short positions or derivatives. These strategies can potentially serve to mitigate market risk as they seek to generate positive returns in all market environments.

●	A Global Macro Strategy is a hedge fund or mutual fund strategy that bases its holdings primarily on the overall economic and political views of various countries or their macroeconomic principles.

●	A Trend-Following Strategy or trend trading is a trading strategy according to which one should buy an asset when its price trend goes up, and sell when its trend goes down, expecting price movements to continue.

●	Merger Arbitrage, otherwise known as risk arbitrage, is an investment strategy that aims to generate profits from successfully completed mergers and/or takeovers. It is a type of event-driven investing that aims to capitalize on differences between stock prices before and after mergers.

●	Convertible Arbitrage is a relative value strategy in which a fund profits based on the pricing discrepancy between a company’s convertible bonds and its underlying stock.

●	An Event-Driven strategy refers to an investment strategy in which an institutional investor attempts to profit from a stock mispricing that may occur during or after a corporate event.

The Multi-Strategy Fund may invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

Cash (and cash equivalents) –The Multi-Strategy Fund may invest in short-term cash instruments including U.S. Treasury securities, repurchase agreements, short-term debt instruments, money market deposit accounts, and money market funds and ETFs that focus on investing in the foregoing.

Stock Upgrading Strategy – This strategy is a systematic investment approach that is based on the belief of the Advisor that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into funds deemed by the Advisor to be most attractive at the time of analysis. So long as the other investment companies have a track record of a minimum of 12 months, they may be monitored by the Advisor as a potential investment. This upgrading process strives to keep assets invested in funds that are demonstrating superior current performance relative to their peers as determined by a combination of size and investment style criteria.

The Multi-Strategy Fund primarily invests in Underlying Funds using its Stock Upgrading strategy. Generally, Underlying Funds with the highest momentum scores are chosen. Underlying Funds that do not have the highest momentum scores may not outperform and could, in fact, lose money. These Underlying Funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying Funds also may invest in other investments, including but not limited to, commodities, fixed income securities of any maturity or credit quality, including high-yield, high-risk debt securities (junk bonds), and they may engage in derivative transactions. The Underlying Funds are typically categorized into the following seven “risk categories”: Large Value, Large Growth, Small Value, Small Growth, International, Commodities, and Non-Diversified (which includes concentrated and other higher-risk funds that are not normally included in the six other risk categories). The Multi-Strategy Fund may or may not hold investments in all seven categories simultaneously. Target allocations for each of the seven risk categories are monitored continuously and can shift based on relative performance, and holdings for each of the seven risk categories can range from 0% - 66% of the overall Stock Upgrading portfolio. The Stock Upgrading strategy also incorporates defensive protocols and may occasionally shift part or all of the portfolio holdings out of equity funds or commodities and into holdings focused on fixed income and/or cash based on the Advisor’s proprietary indicators.

The Advisor is under common control with the publisher of the Sound Mind Investing Newsletter (the “Newsletter”), a monthly financial publication that recommends a Stock Upgrading Strategy similar to the strategy utilized by the Multi-Strategy Fund. Although Underlying Funds purchased by the Multi-Strategy Fund generally will be highly ranked in the Newsletter, the Multi-Strategy Fund may also invest in funds not included in the Newsletter, including Underlying Funds not available to the general public but only to institutional investors.

It should be noted that, even though the Advisor’s upgrading process ranks Underlying Funds primarily on the basis of performance, past performance is no guarantee of future performance.

Sector Rotation Strategy – This strategy involves the Advisor selecting from a universe of Underlying Funds it has compiled using proprietary methods. Generally, the Underlying Funds with a strong focus on a particular sector are chosen. This universe is specifically designed by the Advisor to balance exposure to a wide variety of market sectors and industries. This universe includes leveraged, non-leveraged and inverse Underlying Funds. The Advisor ranks these Underlying Funds based on their recent performance across multiple short-term performance periods, then uses an upgrading approach to invest in the top performing market sector or sectors. Once a particular sector or sectors is identified, the Advisor purchases one or more Underlying Funds to gain the desired exposure to that particular sector. In the Sector Rotation Strategy portion of the Multi-Strategy Fund’s portfolio, exposure may be to as few as one or two sectors at any given time, and as few as one Underlying Fund may be utilized to achieve this exposure.

The Multi-Strategy Fund indirectly will bear its proportionate share of all management fees and other expenses of the Underlying Funds in which it invests. Therefore, the Multi-Strategy Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the Multi-Strategy Fund’s assets among the various Underlying Funds in which it invests.

SMI Dynamic Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

SMI Advisory Services, LLC (the “Advisor”), the adviser to the Dynamic Allocation Fund, uses a “Dynamic Asset Allocation” strategy to achieve the Dynamic Allocation Fund’s investment objective.

This strategy involves investing in open-end mutual funds, exchange-traded funds (“ETFs”), and publicly traded partnerships (“PTPs”) (collectively, “Underlying Funds”) that invest in securities including, but not limited to, the following asset classes – U.S. Equities, International Equities, Fixed Income Securities, Commodities, Alternative Investments, and Cash. The Underlying Funds may include one or more ETFs that employ momentum and trend-based investing strategies, including the SMI 3Fourteen REAL Asset Allocation ETF, managed by the Advisor or an affiliate of the Advisor. The strategy may result in the Fund investing a significant portion of its assets in one or a few Underlying Funds. Markets experience times of inflation, deflation, economic growth and recession. The Advisor believes value can be added by adjusting portfolio exposure between the asset classes as changes in market environments are identified. The factors considered in determining asset class weighting include, but are not limited to, each class’s total returns for the most recent one, three, six, and twelve months, changes in those returns, asset flows, regression analysis and historical volatility. The Advisor periodically rebalances the Dynamic Allocation Fund’s asset allocation in response to market conditions as well as to balance the Dynamic Allocation Fund’s exposure to the asset classes. The Dynamic Allocation Fund’s investment strategy involves active trading, which may result in a high portfolio turnover rate. The Dynamic Allocation Fund obtains its exposure to the particular asset classes by investing in the instruments below:

U.S. Equities – The Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located in the United States. The Underlying Funds may invest in companies of any market capitalization. The Dynamic Allocation Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

International Equities – The Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located outside of the United States, including issuers located in emerging market countries. The Underlying Funds may invest in companies of any market capitalization. The Dynamic Allocation Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

Fixed Income Securities – The Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in fixed income securities of varying maturities and credit qualities including high-risk debt securities (or junk bonds). There are no limits on the level of investment in which the Dynamic Allocation Fund may invest with respect to high-risk debt securities and there is no average weighted maturity of the securities in which the Dynamic Allocation Fund must invest. The Underlying Funds may invest in fixed income securities denominated in foreign currencies. The Underlying Funds may also invest in derivative instruments, such as options, futures contracts, currency forwards or credit default swap agreements.

Commodities – The Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in precious metals, in energy-related and other commodities, including, but not limited to oil, natural gas and gasoline, and in mining and other commodity/precious metal related companies. The Dynamic Allocation Fund may also invest in Publicly Traded Partnerships (PTPs) that invest in commodities. PTPs are traded on stock exchanges or markets such as the New York Stock Exchange and NASDAQ. They are generally treated as “pass-through” entities for tax purposes; they do not ordinarily pay income taxes, but pass their earnings on to unit holders.

Alternative Investments – The Dynamic Allocation Fund may invest in Underlying Funds that invest in alternative investments, such as real estate securities or real estate investment trusts (“REITs”), Bitcoin, and other alternative assets and strategies.

The Dynamic Allocation Fund may invest in Underlying Funds that use alternative strategies. Alternative strategies may include, but are not limited to, strategies such as: Long/Short, Market Neutral, Global Macro, Trend-Following, Merger Arbitrage, Convertible Arbitrage, and Event Driven. An Underlying Fund may use one of these strategies or a combination of such strategies. A brief description of each strategy follows:

●	Long/Short Strategy is an investment strategy that seeks to take a long position in underpriced stocks while selling short, overpriced shares. A Long/Short strategy seeks to augment traditional long-only investing by taking advantage of profit opportunities from securities identified as both under-valued and over-valued.

●	A Market Neutral Strategy seeks to profit regardless of an upward or downward market environment, typically through the use of paired long and short positions or derivatives. These strategies can potentially serve to mitigate market risk as they seek to generate positive returns in all market environments.

●	A Global Macro Strategy is a hedge fund or mutual fund strategy that bases its holdings primarily on the overall economic and political views of various countries or their macroeconomic principles.

●	A Trend-Following Strategy or trend trading is a trading strategy according to which one should buy an asset when its price trend goes up, and sell when its trend goes down, expecting price movements to continue.

●	Merger Arbitrage, otherwise known as risk arbitrage, is an investment strategy that aims to generate profits from successfully completed mergers and/or takeovers. It is a type of event-driven investing that aims to capitalize on differences between stock prices before and after mergers.

●	Convertible Arbitrage is a relative value strategy in which a fund profits based on the pricing discrepancy between a company’s convertible bonds and its underlying stock.

●	An Event-Driven strategy refers to an investment strategy in which an institutional investor attempts to profit from a stock mispricing that may occur during or after a corporate event.

The Dynamic Allocation Fund may invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

Cash (and cash equivalents) –The Dynamic Allocation Fund may invest in short-term cash instruments including U.S. Treasury securities, repurchase agreements, short-term debt instruments, money market deposit accounts, and money market funds and ETFs that focus on investing in the foregoing.

The Dynamic Allocation Fund indirectly will bear its proportionate share of all management fees and other expenses of the Underlying Funds in which it invests. Therefore, the Dynamic Allocation Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the Dynamic Allocation Fund’s assets among the various Underlying Funds in which the Dynamic Allocation Fund invests.